Property and Equipment, Net (Details) - Schedule of Disposed Property and Equipment - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Disposed property and equipment, gross		¥ 68,428	¥ 874,059
Less: Accumulated depreciation		(42,012)	(419,835)
Disposed property and equipment, net		26,416	454,224
Buildings [Member]
Property, Plant and Equipment [Line Items]
Disposed property and equipment, gross		45,548	620,354
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Disposed property and equipment, gross		22,830	253,205
Office furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Disposed property and equipment, gross		¥ 50	¥ 500